Additional disclosure requirements - Preference Shares and Preferred Securities (Details) - Financial liabilities at amortized cost - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 20,653	€ 21,062
Subordinated liabilities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	7,888	8,030
Preference shares
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	193	321
Preferred securities
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 7,695	€ 7,709